Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 28,420	$ 22,327
Receivables, net of allowance for doubtful accounts of $9,542 and $8,984 in 2016 and 2015, respectively	181,080	174,398
Prepaid expenses	71,119	44,437
Deferred income tax assets	1,128	1,352
Other current assets	45,510	39,218
Total current assets	327,257	281,732
Property, plant and equipment	3,225,645	3,139,239
Less accumulated depreciation and amortization	(2,058,597)	(2,044,102)
Net property, plant and equipment	1,167,048	1,095,137
Goodwill	1,705,301	1,546,594
Intangible assets	656,155	402,886
Other assets	38,751	37,395
Total assets	3,894,512	3,363,744
Current liabilities:
Trade accounts payable	18,912	17,452
Current maturities of long-term debt, net of deferred financing costs of $5,293 and $4,823 in 2016 and 2015, respectively	17,856	16,509
Accrued expenses	90,262	115,208
Deferred income	89,979	87,661
Total current liabilities	217,009	236,830
Long-term debt, net of deferred financing costs	2,420,294	1,874,941
Deferred income tax liabilities	1,466	2,052
Asset retirement obligation	210,260	206,234
Other liabilities	24,500	22,628
Total liabilities	2,873,529	2,342,685
Stockholder's equity:
Additional paid-in capital	1,690,208	1,664,038
Accumulated comprehensive income (loss)	290	(1,178)
Accumulated deficit	(657,310)	(635,799)
Stockholder's equity	1,020,983	1,021,059
Cost of shares held in treasury, 216,088 and 104,836 shares at 2016 and 2015, respectively	(12,303)	(6,099)
Total liabilities and stockholder's equity	3,894,512	3,363,744
LAMAR MEDIA CORP [Member]
Current assets:
Cash and cash equivalents	27,920	21,827
Receivables, net of allowance for doubtful accounts of $9,542 and $8,984 in 2016 and 2015, respectively	181,080	174,398
Prepaid expenses	71,119	44,437
Deferred income tax assets	1,128	1,352
Other current assets	45,510	39,218
Total current assets	326,757	281,232
Property, plant and equipment	3,225,645	3,139,239
Less accumulated depreciation and amortization	(2,058,597)	(2,044,102)
Net property, plant and equipment	1,167,048	1,095,137
Goodwill	1,695,150	1,536,443
Intangible assets	655,687	402,418
Other assets	33,464	32,110
Total assets	3,878,106	3,347,340
Current liabilities:
Trade accounts payable	18,912	17,452
Current maturities of long-term debt, net of deferred financing costs of $5,293 and $4,823 in 2016 and 2015, respectively	17,856	16,509
Accrued expenses	87,551	110,728
Deferred income	89,979	87,661
Total current liabilities	214,298	232,350
Long-term debt, net of deferred financing costs	2,420,294	1,876,895
Deferred income tax liabilities	1,466	2,052
Asset retirement obligation	210,260	206,234
Other liabilities	24,500	22,628
Total liabilities	2,870,818	2,340,159
Stockholder's equity:
Additional paid-in capital	2,760,649	2,734,479
Accumulated comprehensive income (loss)	290	(1,178)
Accumulated deficit	(1,753,651)	(1,726,120)
Stockholder's equity	1,007,288	1,007,181
Total liabilities and stockholder's equity	3,878,106	3,347,340
Series AA Preferred Stock [Member]
Stockholder's equity:
Preferred stock, value
Common Class A [Member]
Stockholder's equity:
Common stock, value	83	82
Common Class B [Member]
Stockholder's equity:
Common stock, value	$ 15	$ 15